Post-Employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Remeasurement of Other Comprehensive Income Loss Related to Post Employment Benefits [abstract]
Actuarial gains and losses (+/-)	kr (1,887)	kr 1,210
The effect of asset ceiling	87	27
Swedish special payroll taxes	(653)	(267)
Total	kr (2,453)	kr 970